DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF

May 31, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.7%
Basic Materials - 5.1%
Chemicals - 2.3%
Ashland LLC
4.75%, 8/15/22	$34,000	$35,551
Blue Cube Spinco LLC
9.75%, 10/15/23	50,000	52,156
CF Industries, Inc.
3.45%, 6/1/23	100,000	100,936
Chemours Co.
6.625%, 5/15/23	75,000	75,383
7.00%, 5/15/25	50,000	48,630
NOVA Chemicals Corp.
5.25%, 8/1/23, 144A	27,000	25,802
4.875%, 6/1/24, 144A	139,000	128,242
OCI NV, 144A
6.625%, 4/15/23	144,000	147,600
PolyOne Corp.
5.25%, 3/15/23	32,000	34,506
5.75%, 5/15/25, 144A	75,000	78,844
Tronox, Inc., 144A
6.50%, 5/1/25	50,000	51,625
WR Grace & Co.-Conn, 144A
5.125%, 10/1/21	58,000	59,693

(Cost $831,341)		838,968

Forest Products & Paper - 0.1%
Mercer International, Inc.
7.375%, 1/15/25
(Cost $45,463)	45,000	44,264

Iron/Steel - 0.4%
Allegheny Technologies, Inc.
7.875%, 8/15/23	41,000	37,815
ArcelorMittal SA
3.60%, 7/16/24	60,000	59,389
Cleveland-Cliffs, Inc., 144A
4.875%, 1/15/24	33,000	29,985

(Cost $130,483)		127,189

Mining - 2.3%
Alcoa Nederland Holding BV, 144A
6.75%, 9/30/24	130,000	132,355
Arconic Corp., 144A
6.00%, 5/15/25	50,000	51,928
Constellium SE, 144A
6.625%, 3/1/25	150,000	152,908
FMG Resources August 2006 Pty Ltd.
4.75%, 5/15/22, 144A	62,000	63,102
5.125%, 3/15/23, 144A	41,000	42,460
5.125%, 5/15/24, 144A(a)	20,000	20,702
Freeport-McMoRan, Inc.
3.875%, 3/15/23	159,000	160,673
4.55%, 11/14/24	70,000	71,232
Hudbay Minerals, Inc.
7.25%, 1/15/23, 144A	33,000	31,329
7.625%, 1/15/25, 144A	50,000	45,585
Joseph T Ryerson & Son, Inc., 144A
11.00%, 5/15/22	49,000	49,153

(Cost $809,003)		821,427

Communications - 18.0%
Advertising - 0.4%
Lamar Media Corp.
5.00%, 5/1/23
(Cost $150,355)	150,000	151,030

Internet - 1.6%
Netflix, Inc.
5.375%, 2/1/21	81,000	82,949
5.50%, 2/15/22	28,000	29,444
5.75%, 3/1/24	33,000	36,173
5.875%, 2/15/25	50,000	56,141
NortonLifeLock, Inc.
4.20%, 9/15/20	116,000	116,609
3.95%, 6/15/22	22,000	22,440
Uber Technologies, Inc.
7.50%, 11/1/23, 144A	90,000	91,743
7.50%, 5/15/25, 144A	75,000	74,906
VeriSign, Inc.
4.625%, 5/1/23	39,000	39,288

(Cost $547,041)		549,693

Media - 6.0%
AMC Networks, Inc.
4.75%, 12/15/22	38,000	38,105
5.00%, 4/1/24	105,000	105,591
CCO Holdings LLC / CCO Holdings Capital Corp.
4.00%, 3/1/23, 144A	42,000	42,447
5.875%, 4/1/24, 144A	141,000	145,774
Cengage Learning, Inc., 144A
9.50%, 6/15/24	51,000	34,611
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/24	159,000	146,356
CSC Holdings LLC
6.75%, 11/15/21	83,000	87,677
5.875%, 9/15/22	54,000	57,052
5.25%, 6/1/24	62,000	65,553

DISH DBS Corp.
6.75%, 6/1/21	137,000	140,052
5.875%, 7/15/22	166,000	170,971
5.00%, 3/15/23	125,000	124,884
5.875%, 11/15/24	150,000	148,484
Gray Television, Inc., 144A
5.125%, 10/15/24(a)	50,000	50,630
Nexstar Broadcasting, Inc., 144A
5.625%, 8/1/24	80,000	81,808
Quebecor Media, Inc.
5.75%, 1/15/23	69,000	72,853
Sinclair Television Group, Inc., 144A
5.625%, 8/1/24	55,000	54,593
Sirius XM Radio, Inc.
3.875%, 8/1/22, 144A	150,000	150,842
4.625%, 5/15/23, 144A	42,000	42,209
4.625%, 7/15/24, 144A	100,000	102,651
Univision Communications, Inc.
5.125%, 5/15/23, 144A	64,000	62,400
5.125%, 2/15/25, 144A	150,000	143,870
Videotron Ltd., 144A
5.375%, 6/15/24	86,000	91,428

(Cost $2,163,525)		2,160,841

Telecommunications - 10.0%
CenturyLink, Inc.
Series S, 6.45%, 6/15/21	104,000	107,185
Series T, 5.80%, 3/15/22	116,000	121,187
Series W, 6.75%, 12/1/23	62,000	67,471
Series Y, 7.50%, 4/1/24	83,000	91,516
5.625%, 4/1/25	42,000	43,369
Cincinnati Bell, Inc., 144A
7.00%, 7/15/24	62,000	64,053
CommScope, Inc.
5.50%, 3/1/24, 144A	104,000	107,230
5.50%, 6/15/24, 144A	55,000	54,243
Consolidated Communications, Inc.
6.50%, 10/1/22(a)	37,000	35,594
DKT Finance ApS, 144A
9.375%, 6/17/23	50,000	50,500
Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc., 144A
9.875%, 5/1/24	77,000	71,602
GTT Communications, Inc., 144A
7.875%, 12/31/24	48,000	26,790
Hughes Satellite Systems Corp.
7.625%, 6/15/21	75,000	78,561
Level 3 Financing, Inc.
5.375%, 1/15/24	189,000	192,051
Nokia OYJ
3.375%, 6/12/22	27,000	27,624
Qwest Corp.
6.75%, 12/1/21	51,000	53,778
Sprint Communications, Inc.
7.00%, 8/15/20	125,000	126,117
11.50%, 11/15/21	83,000	92,900
6.00%, 11/15/22	189,000	201,233
Sprint Corp.
7.25%, 9/15/21	120,000	126,039
7.875%, 9/15/23	353,000	401,575
7.125%, 6/15/24	208,000	236,372
7.625%, 2/15/25	125,000	146,303
Telecom Italia SpA, 144A
5.303%, 5/30/24	95,000	99,792
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	54,000	56,463
T-Mobile USA, Inc.
4.00%, 4/15/22	139,000	143,255
6.00%, 4/15/24	160,000	163,182
VEON Holdings BV
3.95%, 6/16/21, 144A	120,000	121,995
7.504%, 3/1/22, 144A	450,000	485,917

(Cost $3,536,656)		3,593,897

Consumer, Cyclical - 20.2%
Airlines - 1.1%
Air Canada, 144A
7.75%, 4/15/21	33,000	32,707
American Airlines Group, Inc., 144A
5.00%, 6/1/22	105,000	61,064
Delta Air Lines, Inc.
3.625%, 3/15/22	290,000	263,422
United Airlines Holdings, Inc.
4.25%, 10/1/22	33,000	26,534

(Cost $418,235)		383,727

Apparel - 0.6%
Hanesbrands, Inc., 144A
4.625%, 5/15/24(a)
(Cost $205,284)	200,000	204,021

Auto Manufacturers - 5.1%
Allison Transmission, Inc., 144A
5.00%, 10/1/24	50,000	50,530
Fiat Chrysler Automobiles NV
5.25%, 4/15/23	50,000	51,939
Ford Motor Credit Co. LLC
5.875%, 8/2/21	284,000	285,598
Series MTN, 3.55%, 10/7/22	749,000	713,423
4.375%, 8/6/23	218,000	211,460
3.664%, 9/8/24	542,000	506,607

(Cost $1,757,536)		1,819,557

Auto Parts & Equipment - 1.2%
Adient US LLC, 144A
9.00%, 4/15/25	100,000	107,124
American Axle & Manufacturing, Inc.
6.25%, 4/1/25	58,000	54,816
Dana, Inc.
5.50%, 12/15/24	80,000	80,292
Goodyear Tire & Rubber Co.
5.125%, 11/15/23	83,000	80,458
ZF North America Capital, Inc., 144A
4.75%, 4/29/25	100,000	97,875

(Cost $394,654)		420,565

Distribution/Wholesale - 0.1%
Anixter, Inc.
5.125%, 10/1/21	5,000	5,131
Wolverine Escrow LLC, 144A
8.50%, 11/15/24	44,000	29,374

(Cost $37,735)		34,505

Entertainment - 2.3%
AMC Entertainment Holdings, Inc., 144A
10.50%, 4/15/25(a)	50,000	44,250
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 144A
5.50%, 5/1/25	100,000	102,000
Cinemark USA, Inc.
5.125%, 12/15/22	22,000	19,657
4.875%, 6/1/23	83,000	72,469
Eldorado Resorts, Inc.
6.00%, 4/1/25	120,000	122,837
International Game Technology PLC, 144A
6.25%, 2/15/22	290,000	296,605
Lions Gate Capital Holdings LLC
6.375%, 2/1/24, 144A	46,000	46,547
5.875%, 11/1/24, 144A	50,000	48,807
Live Nation Entertainment, Inc., 144A
4.875%, 11/1/24	48,000	45,990
Six Flags Entertainment Corp., 144A
4.875%, 7/31/24	50,000	47,130

(Cost $827,800)		846,292

Food Service - 0.5%
Aramark Services, Inc., 144A
6.375%, 5/1/25
(Cost $168,011)	160,000	167,886

Home Builders - 1.3%
KB Home
7.00%, 12/15/21	99,000	103,814
Lennar Corp.
4.125%, 1/15/22	76,000	77,309
4.75%, 11/15/22	50,000	52,326
4.875%, 12/15/23	40,000	42,346
4.50%, 4/30/24	54,000	56,571
5.875%, 11/15/24	40,000	43,446
Toll Brothers Finance Corp.
5.875%, 2/15/22	40,000	41,775
4.375%, 4/15/23	56,000	57,464

(Cost $460,842)		475,051

Home Furnishings - 0.0%
Tempur Sealy International, Inc.
5.625%, 10/15/23
(Cost $23,669)	24,000	24,088

Housewares - 0.4%
Newell Brands, Inc.
4.35%, 4/1/23	130,000	134,225
Tupperware Brands Corp.
4.75%, 6/1/21	50,000	21,063

(Cost $154,311)		155,288

Leisure Time - 1.1%
NCL Corp. Ltd., 144A
12.25%, 5/15/24	100,000	107,750
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	50,000	41,531
Sabre GLBL, Inc.
5.375%, 4/15/23, 144A	44,000	41,695
5.25%, 11/15/23, 144A	150,000	142,217
Viking Cruises Ltd., 144A
13.00%, 5/15/25	50,000	54,250

(Cost $392,289)		387,443

Lodging - 2.4%
Diamond Resorts International, Inc.
7.75%, 9/1/23, 144A	27,000	23,574
10.75%, 9/1/24, 144A(a)	56,000	39,824
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24	24,000	24,033
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 4/1/25	150,000	149,422
MGM Resorts International
7.75%, 3/15/22	128,000	133,514
6.00%, 3/15/23	104,000	104,509
6.75%, 5/1/25	50,000	50,903
Wyndham Destinations, Inc.
4.25%, 3/1/22	54,000	53,535
3.90%, 3/1/23	33,000	30,767

Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 5/30/23, 144A	104,000	98,084
5.50%, 3/1/25, 144A	149,000	144,900

(Cost $862,810)		853,065

Retail - 4.1%
1011778 BC ULC / New Red Finance, Inc.
4.25%, 5/15/24, 144A	125,000	126,774
5.75%, 4/15/25, 144A	42,000	44,717
Ferrellgas LP / Ferrellgas Finance Corp.
6.50%, 5/1/21(a)	74,000	60,216
6.75%, 1/15/22(a)	39,000	31,337
6.75%, 6/15/23(a)	42,000	33,753
Golden Nugget, Inc., 144A
6.75%, 10/15/24	112,000	90,789
Group 1 Automotive, Inc.
5.00%, 6/1/22	100,000	98,311
L Brands, Inc.
6.625%, 4/1/21	65,000	64,911
5.625%, 2/15/22	71,000	69,383
5.625%, 10/15/23	50,000	47,630
Macy’s Retail Holdings, Inc.
2.875%, 2/15/23	134,000	102,510
Penske Automotive Group, Inc.
5.75%, 10/1/22	101,000	101,567
PetSmart, Inc., 144A
7.125%, 3/15/23	181,000	176,136
QVC, Inc.
5.125%, 7/2/22	69,000	69,259
4.375%, 3/15/23	62,000	60,760
4.85%, 4/1/24	50,000	49,000
4.45%, 2/15/25	50,000	47,875
Rite Aid Corp., 144A
6.125%, 4/1/23	96,000	89,580
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 6/1/24	44,000	44,577
Yum! Brands, Inc., 144A
7.75%, 4/1/25	50,000	55,375

(Cost $1,443,858)		1,464,460

Consumer, Non-cyclical - 16.5%
Agriculture - 0.4%
JBS Investments GmbH, 144A
6.25%, 2/5/23	50,000	50,657
Vector Group Ltd., 144A
6.125%, 2/1/25	71,000	69,624

(Cost $114,307)		120,281

Commercial Services - 2.9%
ADT Security Corp.
6.25%, 10/15/21	39,000	40,420
3.50%, 7/15/22	50,000	50,556
4.125%, 6/15/23	98,000	98,501
APX Group, Inc.
7.875%, 12/1/22	54,000	54,168
7.625%, 9/1/23(a)	33,000	30,150
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A
10.50%, 5/15/25	100,000	111,758
Gartner, Inc., 144A
5.125%, 4/1/25	75,000	76,726
Jaguar Holding Co. II / PPD Development LP, 144A
6.375%, 8/1/23	59,000	60,807
MPH Acquisition Holdings LLC, 144A
7.125%, 6/1/24	130,000	123,095
Nielsen Co. Luxembourg SARL
5.50%, 10/1/21, 144A	50,000	50,203
5.00%, 2/1/25, 144A(a)	53,000	53,364
Nielsen Finance LLC / Nielsen Finance Co., 144A
5.00%, 4/15/22	123,000	123,083
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A
5.25%, 4/15/24	62,000	64,797
ServiceMaster Co. LLC, 144A
5.125%, 11/15/24	50,000	50,755
Team Health Holdings, Inc., 144A
6.375%, 2/1/25(a)	59,000	32,954
WEX, Inc., 144A
4.75%, 2/1/23	22,000	21,750

(Cost $1,011,674)		1,043,087

Cosmetics/Personal Care - 0.2%
Avon Products, Inc.
7.00%, 3/15/23(a)	38,000	37,353
Edgewell Personal Care Co.
4.70%, 5/24/22	42,000	43,391

(Cost $77,659)		80,744

Food - 2.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.50%, 2/15/23, 144A	168,000	169,365
6.625%, 6/15/24	50,000	51,856
B&G Foods, Inc.
5.25%, 4/1/25	75,000	77,258
JBS USA LUX SA / JBS USA Finance, Inc., 144A
5.875%, 7/15/24	75,000	76,336

Lamb Weston Holdings, Inc., 144A
4.625%, 11/1/24	69,000	72,120
Pilgrim’s Pride Corp., 144A
5.75%, 3/15/25	100,000	102,511
TreeHouse Foods, Inc., 144A
6.00%, 2/15/24	32,000	32,883
US Foods, Inc.
5.875%, 6/15/24, 144A	50,000	48,505
6.25%, 4/15/25, 144A	83,000	86,424

(Cost $711,196)		717,258

Healthcare-Products - 0.4%
Avantor, Inc., 144A
6.00%, 10/1/24
(Cost $127,298)	120,000	126,287

Healthcare-Services - 6.5%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	35,000	34,996
Centene Corp.
4.75%, 1/15/25	50,000	51,755
4.75%, 1/15/25	50,000	51,755
5.25%, 4/1/25, 144A	166,000	171,654
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	157,000	152,781
9.875%, 6/30/23, 144A(a)	140,000	112,510
8.625%, 1/15/24, 144A	131,000	132,063
8.125%, 6/30/24, 144A	100,000	71,689
6.625%, 2/15/25, 144A	100,000	96,813
DaVita, Inc.
5.125%, 7/15/24	145,000	148,047
Encompass Health Corp.
5.75%, 11/1/24	40,000	40,343
HCA, Inc.
5.875%, 5/1/23	66,000	71,928
5.375%, 2/1/25	249,000	273,973
LifePoint Health, Inc., 144A
6.75%, 4/15/25	50,000	52,875
MEDNAX, Inc., 144A
5.25%, 12/1/23	62,000	60,922
Molina Healthcare, Inc.
5.375%, 11/15/22	58,000	60,191
Tenet Healthcare Corp.
8.125%, 4/1/22	232,000	242,956
6.75%, 6/15/23	188,000	197,420
4.625%, 7/15/24	155,000	157,341
4.625%, 9/1/24, 144A	50,000	50,712
5.125%, 5/1/25	100,000	101,793

(Cost $2,299,426)		2,334,517

Household Products/Wares - 0.0%
Prestige Brands, Inc., 144A
6.375%, 3/1/24(a)
(Cost $10,240)	10,000	10,314

Pharmaceuticals - 4.1%
Bausch Health Cos., Inc.
7.00%, 3/15/24, 144A	166,000	172,208
6.125%, 4/15/25, 144A	270,000	274,697
Elanco Animal Health, Inc.
4.662%, 8/27/21	42,000	42,945
5.022%, 8/28/23	62,000	65,783
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 144A
6.00%, 7/15/23	300,000	231,934
Teva Pharmaceutical Finance Co. BV
Series 2, 3.65%, 11/10/21	51,000	50,665
2.95%, 12/18/22	70,000	67,181
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 7/21/21	122,000	119,892
2.80%, 7/21/23	175,000	165,831
6.00%, 4/15/24	100,000	102,946
7.125%, 1/31/25, 144A	170,000	182,768

(Cost $1,455,993)		1,476,850

Diversified - 0.1%
Holding Companies-Diversified - 0.1%
Stena AB, 144A
7.00%, 2/1/24(a)
(Cost $45,000)	50,000	45,182

Energy - 13.0%
Coal - 0.1%
Peabody Energy Corp.
6.00%, 3/31/22, 144A(a)	38,000	25,959
6.375%, 3/31/25, 144A	40,000	21,725

(Cost $57,090)		47,684

Energy-Alternate Sources - 0.1%
TerraForm Power Operating LLC, 144A
4.25%, 1/31/23
(Cost $41,751)	41,000	41,845

Oil & Gas - 9.4%
Aker BP ASA, 144A
6.00%, 7/1/22	70,000	70,388
Antero Resources Corp.
5.375%, 11/1/21(a)	154,000	138,257
5.125%, 12/1/22	111,000	77,947
5.625%, 6/1/23(a)	62,000	36,154
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A
10.00%, 4/1/22	75,000	65,859

Baytex Energy Corp., 144A
5.625%, 6/1/24	38,000	19,519
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A
11.00%, 4/15/25	50,000	45,656
Cenovus Energy, Inc.
3.80%, 9/15/23	63,000	60,062
CITGO Petroleum Corp., 144A
6.25%, 8/15/22	239,000	234,964
CNX Resources Corp.
5.875%, 4/15/22	47,000	46,803
Comstock Resources, Inc., 144A
7.50%, 5/15/25	50,000	44,875
Continental Resources, Inc.
5.00%, 9/15/22	91,000	86,969
4.50%, 4/15/23	115,000	106,984
3.80%, 6/1/24	104,000	91,000
CVR Energy, Inc., 144A
5.25%, 2/15/25	50,000	45,156
EQT Corp.
3.00%, 10/1/22	50,000	48,469
6.125%, 2/1/25(a)	96,000	98,419
Gulfport Energy Corp.
6.00%, 10/15/24	50,000	29,406
6.375%, 5/15/25	50,000	25,182
Hilcorp Energy I LP / Hilcorp Finance Co., 144A
5.00%, 12/1/24(a)	25,000	22,091
Laredo Petroleum, Inc.
9.50%, 1/15/25	55,000	38,586
MEG Energy Corp.
7.00%, 3/31/24, 144A(a)	54,000	52,116
6.50%, 1/15/25, 144A	50,000	49,314
Murphy Oil Corp.
6.875%, 8/15/24	57,000	55,296
Nabors Industries, Inc.
5.75%, 2/1/25	77,000	24,151
Occidental Petroleum Corp.
2.60%, 8/13/21	380,000	367,840
2.70%, 8/15/22	305,000	282,125
2.90%, 8/15/24	310,000	248,000
Parsley Energy LLC / Parsley Finance Corp., 144A
5.375%, 1/15/25	60,000	59,137
PBF Holding Co. LLC / PBF Finance Corp., 144A
9.25%, 5/15/25	75,000	81,391
PDC Energy, Inc.
6.125%, 9/15/24	50,000	47,568
Puma International Financing SA, 144A
5.125%, 10/6/24	130,000	109,850
QEP Resources, Inc.
5.375%, 10/1/22	46,000	26,368
5.25%, 5/1/23	60,000	32,137
Range Resources Corp.
5.00%, 8/15/22	31,000	29,082
5.00%, 3/15/23	84,000	76,247
4.875%, 5/15/25	50,000	41,969
Seven Generations Energy Ltd.
6.75%, 5/1/23, 144A(a)	20,000	19,323
6.875%, 6/30/23, 144A	25,000	24,120
SM Energy Co.
6.125%, 11/15/22	26,000	15,691
5.00%, 1/15/24	27,000	14,678
Southwestern Energy Co.
6.20%, 1/23/25(a)	83,000	74,809
Sunoco LP / Sunoco Finance Corp.
4.875%, 1/15/23	83,000	84,522
WPX Energy, Inc.
8.25%, 8/1/23	127,000	136,035

(Cost $3,258,942)		3,384,515

Oil & Gas Services - 0.4%
SESI LLC
7.125%, 12/15/21	51,000	20,560
Weatherford International Ltd., 144A
11.00%, 12/1/24	174,000	116,906

(Cost $149,733)		137,466

Pipelines - 3.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 9/15/24	54,000	45,259
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A
6.125%, 11/15/22	29,000	28,367
Buckeye Partners LP
4.15%, 7/1/23	50,000	49,492
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
6.25%, 4/1/23	112,000	106,972
DCP Midstream Operating LP
3.875%, 3/15/23	73,000	69,212
EnLink Midstream Partners LP
4.40%, 4/1/24	50,000	40,281
EQM Midstream Partners LP
4.75%, 7/15/23	148,000	146,691
4.00%, 8/1/24	25,000	23,851
Genesis Energy LP / Genesis Energy Finance Corp.
6.00%, 5/15/23	25,000	23,654

NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 11/1/23	56,000	42,734
NuStar Logistics LP
4.80%, 9/1/20	24,000	24,282
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
4.75%, 10/1/23, 144A	27,000	26,476
5.50%, 9/15/24, 144A	82,000	78,565
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.25%, 11/15/23	81,000	79,404
6.75%, 3/15/24	131,000	133,619
Western Midstream Operating LP
3.10%, 2/1/25	150,000	140,343

(Cost $1,007,712)		1,059,202

Financial - 11.5%
Banks - 1.7%
CIT Group, Inc.
5.00%, 8/15/22	220,000	221,235
5.00%, 8/1/23	159,000	159,778
Freedom Mortgage Corp., 144A
8.125%, 11/15/24	81,000	75,220
Intesa Sanpaolo SpA, 144A
5.017%, 6/26/24	165,000	165,659

(Cost $619,184)		621,892

Diversified Financial Services - 3.2%
Ally Financial, Inc.
7.50%, 9/15/20	25,000	25,285
Credit Acceptance Corp., 144A
5.125%, 12/31/24	25,000	23,141
Nationstar Mortgage Holdings, Inc., 144A
8.125%, 7/15/23	79,000	80,786
Navient Corp.
5.00%, 10/26/20	27,000	26,634
5.875%, 3/25/21	48,000	47,193
6.625%, 7/26/21	52,000	51,366
Series MTN, 7.25%, 1/25/22	62,000	61,828
6.50%, 6/15/22	54,000	53,172
5.50%, 1/25/23	100,000	95,563
7.25%, 9/25/23(a)	95,000	91,496
Series MTN, 6.125%, 3/25/24	45,000	42,328
5.875%, 10/25/24	41,000	37,797
Quicken Loans LLC, 144A
5.75%, 5/1/25	50,000	51,130
Springleaf Finance Corp.
8.25%, 12/15/20	83,000	84,271
7.75%, 10/1/21	35,000	35,955
6.125%, 5/15/22	79,000	79,444
5.625%, 3/15/23	72,000	70,785
6.125%, 3/15/24	107,000	104,155
6.875%, 3/15/25	103,000	102,002

(Cost $1,166,919)		1,164,331

Insurance - 0.9%
Acrisure LLC / Acrisure Finance, Inc., 144A
8.125%, 2/15/24	117,000	124,366
Ardonagh Midco 3 PLC, 144A
8.625%, 7/15/23	25,000	25,190
Genworth Holdings, Inc.
7.625%, 9/24/21	58,000	53,755
Radian Group, Inc.
6.625%, 3/15/25	100,000	102,050

(Cost $296,276)		305,361

Real Estate - 0.7%
Howard Hughes Corp., 144A
5.375%, 3/15/25	83,000	79,109
Kennedy-Wilson, Inc.
5.875%, 4/1/24	95,000	90,308
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.25%, 12/1/21, 144A	46,000	44,060
4.875%, 6/1/23, 144A	42,000	37,511

(Cost $257,081)		250,988

Real Estate Investment Trusts - 4.5%
ESH Hospitality, Inc., 144A
5.25%, 5/1/25	100,000	97,510
Iron Mountain, Inc.
6.00%, 8/15/23	110,000	111,387
5.75%, 8/15/24	50,000	50,203
iStar, Inc.
5.25%, 9/15/22	33,000	31,976
4.75%, 10/1/24	64,000	57,767
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A
5.25%, 3/15/22	41,000	38,463
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	50,000	52,130
SBA Communications Corp.
4.00%, 10/1/22	40,000	40,683
4.875%, 9/1/24	60,000	62,043
Service Properties Trust
4.25%, 2/15/21	50,000	48,267
5.00%, 8/15/22	150,000	138,181

Starwood Property Trust, Inc.
3.625%, 2/1/21	275,000	270,497
5.00%, 12/15/21	55,000	54,055
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.125%, 12/15/24, 144A	50,000	45,344
7.875%, 2/15/25, 144A	187,000	190,623
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
6.00%, 4/15/23, 144A	46,000	45,109
8.25%, 10/15/23	92,000	86,740
VICI Properties LP / VICI Note Co., Inc., 144A
3.50%, 2/15/25	150,000	144,727
Washington Prime Group LP
6.45%, 8/15/24(a)	92,000	54,571

(Cost $1,588,755)		1,620,276

Venture Capital - 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 2/1/22	79,000	79,571
4.75%, 9/15/24	85,000	82,370

(Cost $157,599)		161,941

Industrial - 8.2%
Aerospace/Defense - 2.7%
Bombardier, Inc.
8.75%, 12/1/21, 144A	50,000	36,391
5.75%, 3/15/22, 144A	47,000	31,360
6.00%, 10/15/22, 144A	142,000	92,034
6.125%, 1/15/23, 144A	66,000	40,300
7.50%, 12/1/24, 144A	50,000	30,610
7.50%, 3/15/25, 144A	175,000	106,859
Howmet Aerospace, Inc.
5.87%, 2/23/22	37,000	38,500
5.125%, 10/1/24	104,000	105,685
6.875%, 5/1/25	100,000	106,361
Spirit AeroSystems, Inc., 144A
7.50%, 4/15/25	100,000	99,938
SSL Robotics LLC, 144A
9.75%, 12/31/23	83,000	90,314
TransDigm, Inc.
6.50%, 7/15/24	100,000	98,260
6.50%, 5/15/25	50,000	48,505
Triumph Group, Inc., 144A
6.25%, 9/15/24	44,000	37,845

(Cost $1,080,252)		962,962

Building Materials - 0.4%
Standard Industries, Inc., 144A
5.375%, 11/15/24	91,000	92,876
Summit Materials LLC / Summit Materials Finance Corp.
6.125%, 7/15/23	54,000	54,084

(Cost $147,933)		146,960

Electronics - 0.2%
Sensata Technologies BV
4.875%, 10/15/23, 144A	42,000	43,286
5.625%, 11/1/24, 144A	33,000	34,643

(Cost $79,377)		77,929

Engineering & Construction - 0.2%
AECOM
5.875%, 10/15/24	50,000	53,715
MasTec, Inc.
4.875%, 3/15/23	30,000	30,110

(Cost $81,667)		83,825

Environmental Control - 0.3%
Stericycle, Inc., 144A
5.375%, 7/15/24
(Cost $99,810)	99,000	101,537

Machinery-Diversified - 0.2%
Maxim Crane Works Holdings Capital LLC, 144A
10.125%, 8/1/24	45,000	43,992
Welbilt, Inc.
9.50%, 2/15/24	35,000	31,675

(Cost $68,822)		75,667

Packaging & Containers - 3.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 9/15/22, 144A	58,000	58,688
6.00%, 2/15/25, 144A	188,000	194,054
Ball Corp.
5.00%, 3/15/22	62,000	64,971
4.00%, 11/15/23	83,000	87,482
Berry Global, Inc.
5.50%, 5/15/22	14,000	14,009
5.125%, 7/15/23	58,000	58,761
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 1/15/23	83,000	85,956
Flex Acquisition Co., Inc., 144A
6.875%, 1/15/25	52,000	52,618
Graphic Packaging International LLC
4.75%, 4/15/21	35,000	35,525
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/24, 144A	123,000	122,461
7.25%, 4/15/25, 144A	112,000	100,589
Owens-Brockway Glass Container, Inc., 144A
5.875%, 8/15/23	58,000	60,326

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.125%, 7/15/23, 144A	85,000	86,284
7.00%, 7/15/24, 144A	83,000	83,635
Sealed Air Corp.
4.875%, 12/1/22, 144A	79,000	82,635
5.125%, 12/1/24, 144A	35,000	37,987

(Cost $1,193,465)		1,225,981

Transportation - 0.6%
Kenan Advantage Group, Inc., 144A
7.875%, 7/31/23(a)	34,000	28,344
XPO Logistics, Inc.
6.125%, 9/1/23, 144A	29,000	29,438
6.75%, 8/15/24, 144A	130,000	135,539

(Cost $192,802)		193,321

Trucking & Leasing - 0.2%
Fortress Transportation and Infrastructure Investors LLC, 144A
6.75%, 3/15/22
(Cost $57,513)	58,000	53,813

Technology - 3.2%
Computers - 0.9%
Dell International LLC / EMC Corp., 144A
5.875%, 6/15/21	56,000	56,104
Dell, Inc.
4.625%, 4/1/21	33,000	33,689
Diebold Nixdorf, Inc.
8.50%, 4/15/24(a)	33,000	24,540
EMC Corp.
3.375%, 6/1/23	83,000	83,664
NCR Corp.
5.00%, 7/15/22	32,000	32,081
8.125%, 4/15/25, 144A	40,000	43,250
Vericast Corp., 144A
8.375%, 8/15/22	66,000	50,309

(Cost $330,438)		323,637

Office/Business Equipment - 0.6%
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	48,000	52,265
Xerox Corp.
4.50%, 5/15/21	88,000	88,454
4.125%, 3/15/23	83,000	82,220

(Cost $223,254)		222,939

Software - 1.7%
CDK Global, Inc.
5.00%, 10/15/24	42,000	44,756
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A
5.75%, 3/1/25	110,000	110,185
PTC, Inc., 144A
3.625%, 2/15/25	42,000	42,341
Rackspace Hosting, Inc., 144A
8.625%, 11/15/24(a)	100,000	104,563
Solera LLC / Solera Finance, Inc., 144A
10.50%, 3/1/24	166,000	169,130
Veritas US, Inc. / Veritas Bermuda Ltd.
7.50%, 2/1/23, 144A	90,000	88,293
10.50%, 2/1/24, 144A(a)	50,000	45,682

(Cost $586,038)		604,950

Utilities - 1.9%
Electric - 1.6%
AES Corp.
4.50%, 3/15/23	119,000	121,547
4.875%, 5/15/23	54,000	54,519
Calpine Corp.
5.50%, 2/1/24	35,000	35,372
5.75%, 1/15/25	98,000	100,511
NextEra Energy Operating Partners LP
4.25%, 7/15/24, 144A	58,000	60,036
4.25%, 9/15/24, 144A	50,000	51,755
TransAlta Corp.
4.50%, 11/15/22	90,000	90,056
Vistra Energy Corp.
5.875%, 6/1/23	50,000	50,646

(Cost $556,349)		564,442

Gas - 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	56,000	58,694
5.50%, 5/20/25	50,000	52,156

(Cost $112,045)		110,850

TOTAL CORPORATE BONDS (Cost $34,624,501)		35,022,091

	Number of Shares
SECURITIES LENDING COLLATERAL - 3.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(b)(c)
(Cost $1,210,492)	1,210,492	1,210,492

CASH EQUIVALENTS - 1.4%
DWS Government Money Market Series “Institutional Shares”, 0.12%(b)
(Cost $493,015)	493,015	493,015

TOTAL INVESTMENTS - 102.4% (Cost $36,328,008)		$36,725,598
Other assets and liabilities, net - (2.4%)		(870,505)

NET ASSETS - 100.0%		$35,855,093

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2020 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
SECURITIES LENDING COLLATERAL — 3.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.07%(b)(c)
1,835,191	—	(624,699)(d)	—	—	12,368	—	1,210,492	1,210,492
CASH EQUIVALENTS — 1.4%
DWS Government Money Market Series “Institutional Shares”, 0.12%(b)
311,842	17,861,025	(17,679,852)	—	—	5,635	—	493,015	493,015

2,147,033	17,861,025	(18,304,551)	—	—	18,003	—	1,703,507	1,703,507

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2020 amounted to $1,171,221, which is 3.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $9,500.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2020.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(e)	$—	$35,022,091	$—	$35,022,091
Short-Term Investments(e)	1,703,507	—	—	1,703,507

TOTAL	$1,703,507	$35,022,091	$—	$36,725,598

(e)	See Schedule of Investments for additional detailed categorizations.